UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21162

Name of Fund: BlackRock Fundamental Growth Principal Protected Fund of BlackRock Principal
Protected Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Fundamental Growth Principal Protected Fund of BlackRock Principal Protected Trust, 800
Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ,
08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2008

Date of reporting period: 03/01/2008 – 05/31/2008

Item 1 – Schedule of Investments

BlackRock Fundamental Growth Principal Protected Fund of BlackRock Principal Protected Trust

Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace & Defense - 2.8%	Boeing Co.	2,900	$ 240,033
	Lockheed Martin Corp.	6,900	755,136
	Precision Castparts Corp.	1,100	132,880
	Spirit Aerosystems Holdings, Inc. Class A (a)	10,900	325,147
	United Technologies Corp.	7,600	539,904

			1,993,100

Beverages - 2.8%	The Coca-Cola Co.	13,000	744,380
	Diageo Plc	40,300	786,330
	PepsiCo, Inc.	6,400	437,120

			1,967,830

Biotechnology - 2.1%	Celgene Corp. (a)	11,400	693,804
	Gilead Sciences, Inc. (a)	14,200	785,544

			1,479,348

Capital Markets - 2.7%	The Charles Schwab Corp.	23,200	514,576
	Franklin Resources, Inc.	2,300	232,806
	Janus Capital Group, Inc.	15,000	435,000
	State Street Corp.	9,700	698,594

			1,880,976

Chemicals - 3.2%	Air Products & Chemicals, Inc.	3,900	397,488
	Monsanto Co.	6,300	802,620
	The Mosaic Co. (a)	1,400	175,448
	Potash Corp. of Saskatchewan, Inc.	900	179,163
	Praxair, Inc.	7,500	712,950

			2,267,669

Communications Equipment - 2.7%	Cisco Systems, Inc. (a)	40,900	1,092,848
	QUALCOMM, Inc.	17,400	844,596

			1,937,444

Computers & Peripherals - 3.2%	Apple, Inc. (a)	9,000	1,698,750
	EMC Corp. (a)	30,900	538,896

			2,237,646

Construction & Engineering - 1.1%	Fluor Corp.	2,300	429,065
	Jacobs Engineering Group, Inc. (a)	3,500	331,730

			760,795

Diversified Financial Services - 1.1%	IntercontinentalExchange, Inc. (a)	2,800	386,960
	JPMorgan Chase & Co.	9,900	425,700

			812,660

Electrical Equipment - 1.5%	Emerson Electric Co.	12,600	733,068
	General Cable Corp. (a)	4,400	311,520

			1,044,588

Energy Equipment & Services -	National Oilwell Varco, Inc. (a)	9,218	768,044
3.5%	Schlumberger Ltd.	6,200	627,006
	Transocean, Inc.	3,856	579,132
	Weatherford International Ltd. (a)	10,600	483,678

			2,457,860

Food & Staples Retailing - 3.7%	CVS Caremark Corp.	20,200	864,358
	Costco Wholesale Corp.	9,100	649,012
	Wal-Mart Stores, Inc.	18,600	1,073,964

			2,587,334

Health Care Equipment &	Alcon, Inc.	3,000	471,000
Supplies - 2.0%	Hologic, Inc. (a)	23,992	576,527

BlackRock Fundamental Growth Principal Protected Fund of BlackRock Principal Protected Trust

Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Intuitive Surgical, Inc. (a)	1,300	$ 381,667

			1,429,194

Health Care Providers &	Express Scripts, Inc. (a)	6,200	447,082
Services - 0.6%

Hotels, Restaurants &	McDonald's Corp.	12,200	723,704
Leisure - 1.0%

Household Products - 0.9%	The Procter & Gamble Co.	9,800	647,290

IT Services - 1.7%	MasterCard, Inc. Class A	2,400	740,760
	Visa, Inc. Class A (a)	5,300	457,708

			1,198,468

Industrial Conglomerates - 0.6%	General Electric Co.	13,600	417,792

Internet & Catalog Retail - 0.5%	Amazon.com, Inc. (a)	4,300	350,966

Internet Software &	Akamai Technologies, Inc. (a)	15,300	597,465
Services - 3.5%	Google, Inc. Class A (a)	3,200	1,874,560

			2,472,025

Life Sciences Tools &	Covance, Inc. (a)	4,900	401,702
Services - 1.9%	Thermo Fisher Scientific, Inc. (a)	15,900	938,418

			1,340,120

Machinery - 1.2%	Deere & Co.	3,800	309,092
	Flowserve Corp.	4,000	554,080

			863,172

Metals & Mining - 0.3%	Freeport-McMoRan Copper & Gold, Inc. Class B	1,900	219,849

Multiline Retail - 0.4%	J.C. Penney Co., Inc.	7,600	305,824

Oil, Gas & Consumable	Consol Energy, Inc.	6,700	653,652
Fuels - 1.5%	Petroleo Brasileiro SA (b)	5,800	408,900

			1,062,552

Pharmaceuticals - 2.9%	Abbott Laboratories	14,000	788,900
	Johnson & Johnson	9,700	647,378
	Teva Pharmaceutical Industries Ltd. (b)	13,600	621,928

			2,058,206

Semiconductors & Semiconductor	Intel Corp.	26,300	609,634
Equipment - 1.6%	Nvidia Corp. (a)	19,850	490,295

			1,099,929

Software - 3.2%	Adobe Systems, Inc. (a)	17,400	766,644
	Microsoft Corp.	29,200	826,944
	Oracle Corp. (a)	30,300	692,052

			2,285,640

Specialty Retail - 3.0%	Abercrombie & Fitch Co. Class A	3,600	261,360
	Best Buy Co., Inc.	9,800	457,562
	GameStop Corp. Class A (a)	7,900	391,840
	Lowe's Cos., Inc.	25,700	616,800
	TJX Cos., Inc.	13,500	432,810

			2,160,372

Textiles, Apparel & Luxury	Coach, Inc. (a)	12,000	435,600
Goods - 0.6%

Thrifts & Mortgage Finance - 0.6%	Fannie Mae	14,700	397,194

Tobacco - 0.9%	Philip Morris International, Inc. (a)	11,500	605,590

Wireless Telecommunication	China Mobile (Hong Kong) Ltd. (b)	6,400	472,256
Services - 1.0%	SBA Communications Corp. Class A (a)	6,200	230,764

			703,020

	Total Common Stocks - 60.3%		42,650,839

BlackRock Fundamental Growth Principal Protected Fund of BlackRock Principal Protected Trust

Schedule of Investments May 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
U.S. Government Obligations	(000)	Value

U.S. Treasury STRIPS,
3.537%, 11/15/09 (c)(d)	$ 28,904	$ 27,875,337

Total U.S. Government Obligations - 39.3%		27,875,337

Total Long-Term Securities
(Cost - $61,061,157) - 99.6%		70,526,176

	Beneficial
	Interest
Short-Term Securities	(000)

BlackRock Liquidity Series, LLC Cash Sweep Series,
2.63% (e)(f)	$ 450	450,560

Total Short-Term Securities
(Cost - $450,560) - 0.6%		450,560

Total Investments
(Cost - $61,511,717*) - 100.2%		70,976,736
Liabilities in Excess of Other Assets - (0.2%)		(122,612)

Net Assets - 100.0%		$ 70,854,124

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2008, as computed for federal income tax purposes,

were as follows:
Aggregate cost	$ 62,089,707

Gross unrealized appreciation	$ 9,876,721
Gross unrealized depreciation	(989,692)
Net unrealized appreciation	$ 8,887,029

(a)	Non-income producing security.

(b)	Depositary receipts.

(c)	Separately Traded Registered Interest and Principal of Securities (STRIPS).

(d)	Represents a zero coupon bond; the rate shown is the effective yield at the time of purchase.

(e)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

		Net Activity	Interest
	Affiliate	(000)	Income

BlackRock Liquidity Series, LLC
	Cash Sweep Series	$ (768,958)	$ 25,225

(f)	Represents the current yield as of report date.

  For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub- classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub- classifications for reporting ease.

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Fundamental Growth Principal Protected Fund of BlackRock Principal Protected
Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Fundamental Growth Principal Protected Fund of BlackRock Principal
Protected Trust

Date: July 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Fundamental Growth Principal Protected Fund of BlackRock Principal
Protected Trust

Date: July 18, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Fundamental Growth Principal Protected Fund of BlackRock Principal
Protected Trust

Date: July 18, 2008